Leases (Details) - Schedule of committed to minimum lease payments	6 Months Ended
Jun. 30, 2022 USD ($)
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 694,367
Amount representing implicit interest	(104,550)
Lease obligations	589,817
Less than one year [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	77,108
One to two years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	154,216
Two to three years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	151,782
Three to four years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	95,580
Four to five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	82,443
More than five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 133,238